Supplemental Information with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Information with Respect to Cash Flows [Abstract]
Schedule of Supplemental Information with Respect to Cash Flows
	2023	2022	2021
Change in non-cash working capital:
Trade and other receivables	$345,845	$(116,604)	$187,432
Prepaids	143,831	(19,238)	594,734
Inventory	1,164,117	(3,028,071)	(3,075,532)
Advances to suppliers	(892,375)	314,315	264,383
Accounts payable and accrued liabilities	270,924	664,629	(158,906)
Deferred revenue	(147,575)	149,600	-
Due to/from related party	-	-	214,456
	$884,767	$(2,035,069)	$(1,973,433)